Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2016 USD ($) shares	Sep. 30, 2016 € / shares	Dec. 31, 2015 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts | $	$ 557,854,000		$ 465,790,000
Preferred stock no par value (in Euros) | € / shares		€ 1
Common stock no par value (in Euros) | € / shares		€ 1
Common stock authorized	392,462,972
Common stock issued	306,749,540
Common stock outstanding	305,749,589